SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses And Other Current Liabilities
Accrued expenses	$ 2,995,175	$ 1,011,720
Sundry payables	108,756	610,738
VAT	291,272	374,926
Other taxation payable	169,340	69,546
Total	$ 3,564,543	$ 2,066,930